Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment Cost	$ 3,627	$ 4,409
Property and equipment Accumulated depreciation	3,002	2,870
Property and equipment Depreciated cost	625	1,539
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Cost	2,094	2,387
Property and equipment Accumulated depreciation	1,969	1,887
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Cost	462	342
Property and equipment Accumulated depreciation	328	264
Office furniture & equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Cost	124	249
Property and equipment Accumulated depreciation	40	41
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Cost	947	1,431
Property and equipment Accumulated depreciation	$ 665	$ 678